PARENT ONLY INFORMATION - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net (loss) / income	$ 1,058	$ (59,602)	$ (9,548)
Change in fair value of convertible promissory notes	(14,591)	22,791
Prepaid expenses and other current assets	3,416	10,298	(5,985)
Accrued expenses and other current liabilities	5,292	(1,584)	(837)
Net cash (used in)/provided by operating activities	1,882	(29,868)	(14,831)
Net cash (used in) / provided by investing activities	(681)	3,296	(3,506)
Repurchase of ordinary shares	(251)	(3,354)	(3,101)
Net cash used in financing activities	(551)	(3,365)	(3,064)
Net (decrease) / increase in cash, cash equivalents and restricted cash	650	(29,937)	(21,401)
Cash, cash equivalents and restricted cash at beginning of year	39,802	70,014	91,075
Cash, cash equivalents and restricted cash at end of year	40,445	39,802	70,014
LightInTheBox Holding Co., Ltd.
Net (loss) / income	999	(59,601)	(9,548)
Share of loss from subsidiaries and VIEs	12,479	35,665	7,407
Change in fair value of convertible promissory notes	(14,591)	22,791
Prepaid expenses and other current assets	(41)	283	112
Accrued expenses and other current liabilities	(1,262)	(1,469)	(126)
Net cash (used in)/provided by operating activities	(2,416)	(2,331)	(2,155)
Changes in amounts due from subsidiaries and VIEs	2,490	4,512	(23,883)
Net cash (used in) / provided by investing activities	2,490	4,512	(23,883)
Proceeds from private placement and options exercised		13	37
Repurchase of ordinary shares	(251)	(3,354)	(3,101)
Net cash used in financing activities	(251)	(3,341)	(3,064)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(177)	(1,160)	(29,102)
Cash, cash equivalents and restricted cash at beginning of year	311	1,471	30,573
Cash, cash equivalents and restricted cash at end of year	$ 134	$ 311	$ 1,471